Submission	Dec. 31, 2024
Submission [Line Items]
Central Index Key	0001092699
Registrant Name	SPS Commerce, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES